Basic and Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basic and Diluted Net Loss Per Share [Abstract]
Diluted net loss per share	36,698,461	36,905,597